Document and Entity Information	Sep. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001672619
Document Type	8-K
Document Period End Date	Sep. 06, 2022
Entity Registrant Name	IMARA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	116 Huntington Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	206-2020
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false